Warrants Exercisable at any Time after Commitment Date to Purchase Shares of the Group's ADS (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2009
Class of Warrant or Right [Line Items]
Exercise Price		$ 19.50
Tranche I
Class of Warrant or Right [Line Items]
Principal Amount	5,000,000
Exercise Price	$ 1.50
Tranche A
Class of Warrant or Right [Line Items]
Principal Amount	2,750,000
Exercise Price	$ 2.60
Tranche B
Class of Warrant or Right [Line Items]
Principal Amount	1,650,000
Exercise Price	$ 5.20
Tranche C
Class of Warrant or Right [Line Items]
Principal Amount	550,000
Exercise Price	$ 7.80